Note 4 - Advances for Vessels Under Construction (Details Textual)			1 Months Ended	12 Months Ended
	Jan. 02, 2025 USD ($)	Mar. 30, 2023 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 08, 2025 USD ($)	Jun. 28, 2024 USD ($)	May 20, 2022 USD ($)	Mar. 18, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jun. 29, 2021 USD ($)
Vessel Construction Costs				$ 202,844,914	$ 84,902,861
Proceeds from Issuance of Debt				114,400,000	92,000,000	$ 19,250,000
Payments for Vessels Under Construction				173,719,072	111,475,509	$ 50,866,784
Term Sheet With Eurobank Ergasias S.A [Member]
Proceeds from Issuance of Debt		$ 26,000,000
Term Sheet With Eurobank Ergasias S.A [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt	$ 26,000,000
Two Eco Design Fuel Efficient Containerships Signed in 2021 [Member]
Number of Vessels Under Construction												2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity											$ 88,400,000	$ 80,500,000
Vessel Construction Costs												$ 4,400,000
Payments Related to Shipyard Installments for Construction of Vessels				5,200,000
M/V “Tender Soul” [Member]
Cash and Leaseback Financing Transaction											27,000,000
M/V “Leonidas” [Member]
Cash and Leaseback Financing Transaction											$ 22,000,000
Three Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction										3
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity										$ 102,600,000
Payments Related to Shipyard Installments for Construction of Vessels				6,700,000
Eco Design Fuel Efficient Containership One [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity										22,500,000
Eco Design Fuel Efficient Containership One [Member] | Subsequent Event [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity							$ 26,000,000
Eco Design Fuel Efficient Containerships Two [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity										22,500,000
Eco Design Fuel Efficient Containerships Two [Member] | Subsequent Event [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity							$ 26,000,000
Eco Design Fuel Efficient Containership Three [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity										$ 20,400,000
Two Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction									2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity									$ 89,300,000
Payments Related to Shipyard Installments for Construction of Vessels				17,100,000	8,600,000
Additional Two Eco Design Fuel Efficient Containerships [Member]
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity								$ 120,500,000
Payments Related to Shipyard Installments for Construction of Vessels				$ 18,100,000
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction				4
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity				$ 157,400,000
Payments for Vessels Under Construction				$ 56,900,000	$ 85,400,000
Eco Design Fuel Efficient Containerships [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt			$ 52,000,000